Business combinations (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of detailed information about business combination [abstract]
Schedule of Assets and Liabilities Assumed in Business Combination
The aggregate purchase consideration for the business combination is as follows:

$
Cash	16.4
Working capital adjustments	(0.5)
Total purchase consideration	15.9
Assets acquired and liabilities assumed have been recorded at the date of acquisition as follows:

$
Assets acquired
Trade receivables	7.2
Inventories	1.6
Prepaid expenses	0.1
Property, plant and equipment	2.6
Intangible assets
Customer list	3.5
Brand	1.0
Right-of-use assets	1.2
Goodwill	8.3
Accounts payable and accrued liabilities	(8.4)
Lease liability	(1.2)
Total assets acquired, net of liabilities assumed	15.9
Assets acquired and liabilities assumed have been recorded based on the final valuation of their fair values at the date of acquisition as follows:

$
Assets acquired
Cash	5.4
Inventories	27.3
Property, plant and equipment	1.2
Intangible assets	14.9
Right-of-use assets	3.3
Goodwill	10.8
Other assets	2.4
65.3
Liabilities assumed
Bank loan	19.4
Lease liabilities	3.2
Warranty provision	0.3
22.9

Total identifiable net assets acquired	42.4
Less: Deferred tax liability	(8.1)
Less: Non-controlling interests	(11.7)
Net assets acquired	22.6

Consideration
Cash paid	2.6
Contingent consideration	20.0
Total purchase consideration	22.6

Cash consideration paid	(2.6)
Plus: Cash balance acquired	5.4
Net cash inflow on business combination	2.8